The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 70.4%
	AGGREGATE BOND — 9.0%
36,135	Columbia Core Bond ETF	$1,083,327
17,653	Eaton Vance Short Duration Income ETF	897,743
38,632	Eaton Vance Total Return Bond ETF	1,959,029
12,314	JPMorgan International Bond Opportunities ETF	595,382
		4,535,481
	BROAD MARKET — 3.3%
1,888	State Street SPDR S&P 1500 Value Tilt ETF	449,735
2,105	Vanguard U.S. Momentum Factor ETF	525,219
3,888	Vanguard U.S. Multifactor ETF	688,059
		1,663,013
	CONVERTIBLE — 8.3%
34,544	iShares Convertible Bond ETF	4,205,387
	CORPORATE — 16.5%
32,898	iShares Investment Grade Systematic Bond ETF	1,484,029
65,746	Schwab 5-10 Year Corporate Bond ETF	1,488,489
40,109	State Street SPDR Portfolio High Yield Bond ETF	940,155
67,114	VanEck IG Floating Rate ETF	1,718,790
15,689	Vanguard Intermediate-Term Corporate Bond ETF	1,296,696
60,867	WisdomTree Interest Rate Hedged High Yield Bond Fund	1,369,915
		8,298,074
	EMERGING MARKETS — 0.9%
1,013	Avantis Emerging Markets Equity ETF	97,744
1,106	iShares MSCI Emerging Markets ex China ETF	113,144
4,757	KraneShares MSCI Emerging Markets ex China Index ETF	249,584
		460,472
	ENERGY — 0.1%
652	Global X Uranium ETF	28,492
	FIXED INCOME EMERGING MARKET — 2.0%
25,222	iShares J.P. Morgan EM High Yield Bond ETF	1,025,653
	GLOBAL — 1.2%
1,420	State Street SPDR Global Dow ETF	262,404
2,140	Vanguard Total World Stock ETF	335,873
		598,277
	GOVERNMENT — 4.4%
7,595	iShares 10-20 Year Treasury Bond ETF	762,158
15,215	iShares 7-10 Year Treasury Bond ETF	1,438,883
		2,201,041

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 4.4%
47,442	Pacer Aristotle Pacific Floating Rate High Income ETF	$2,212,220
	INDUSTRIALS — 0.1%
137	iShares U.S. Aerospace & Defense ETF	33,212
	INFLATION PROTECTED — 2.3%
21,637	JPMorgan Inflation Managed Bond ETF	1,035,330
2,974	Vanguard Short-Term Inflation-Protected Securities ETF	149,384
		1,184,714
	INTERNATIONAL — 2.3%
875	Avantis International Small Cap Value ETF	90,169
8,259	Invesco Dorsey Wright Developed Markets Momentum ETF	461,677
3,769	Invesco S&P International Developed Momentum ETF	227,233
5,711	iShares MSCI International Value Factor ETF	238,834
2,784	Schwab International Small-Cap Equity ETF	133,966
		1,151,879
	LARGE-CAP — 8.5%
3,516	Franklin U.S. Core Dividend Tilt Index ETF	211,304
3,285	iShares Core S&P U.S. Growth ETF	617,875
393	iShares Morningstar Value ETF	39,787
2,505	iShares MSCI USA Value Factor ETF	500,524
13,580	Schwab Fundamental U.S. Large Co. ETF	422,338
2,107	Schwab U.S. Large-Cap Growth ETF	71,301
5,197	State Street SPDR Portfolio S&P 500 Growth ETF	618,391
7,414	State Street SPDR S&P 500 ESG ETF	540,703
2,798	Vanguard Growth ETF	241,020
146	Vanguard Large-Cap ETF	50,211
373	Vanguard Mega Cap ETF	102,064
664	Vanguard S&P 500 ETF	456,042
982	WisdomTree U.S. LargeCap Fund	76,390
3,219	WisdomTree U.S. Value Fund	327,437
		4,275,387
	MATERIALS — 0.4%
1,488	iShares MSCI Global Gold Miners ETF	96,125
3,879	iShares MSCI Global Silver and Metals Miners ETF	119,589
		215,714
	MID-CAP — 2.8%
9,405	Fidelity Enhanced Small Cap Core ETF	454,167
11,659	Invesco Nasdaq Next Gen 100 ETF	529,785
4,096	VictoryShares U.S. Small Mid Cap Value Momentum ETF	449,864
		1,433,816

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	OECD COUNTRIES — 0.4%
5,614	Fidelity Enhanced International ETF	$225,290
	PRECIOUS METALS — 0.2%
1,195	abrdn Physical Silver Shares ETF*	67,183
776	iShares Gold Trust*	58,596
		125,779
	SMALL-CAP — 1.8%
1,532	Vanguard Russell 2000 Growth	440,726
1,254	Vanguard Small-Cap Growth ETF	458,588
		899,314
	TECHNOLOGY — 0.1%
59	VanEck Semiconductor ETF	38,698
	THEMATIC — 1.3%
2,630	First Trust U.S. Equity Opportunities ETF	542,253
586	Global X Artificial Intelligence & Technology ETF	38,448
1,340	Global X U.S. Electrification ETF	46,377
573	Global X U.S. Infrastructure Development ETF	33,761
		660,839
	UNKNOWN BLOOMBERG FUND OBJECTIVE — 0.1%
148	Invesco Aerospace & Defense ETF	26,144
	Total Exchange-Traded Funds
	(Cost $33,177,181)	35,498,896
	MUTUAL FUNDS — 25.9%
	AGGREGATE BOND — 4.8%
35,769	Allspring Core Plus Bond Fund - Class R6	399,893
111,913	Vanguard Core Bond Fund, Admiral Shares	2,014,428
		2,414,321
	BLEND LARGE CAP — 0.4%
3,643	DFA U.S. Large Co. Portfolio - Class Institutional	181,308
	BLEND MID CAP — 1.0%
10,923	Vanguard Strategic Equity Fund - Class Investor	494,244
	BLEND SMALL CAP — 0.9%
8,479	Vanguard Strategic Small-Cap Equity Fund - Class Investor	450,407
	EMERGING MARKETS BOND — 3.0%
61,153	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,536,779

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN AGGREGATE BOND — 4.0%
178,828	Dodge & Cox Global Bond Fund - Class I	$2,004,660
	FOREIGN BLEND — 1.1%
5,199	Dimensional Global Equity Portfolio - Class Institutional	230,402
14,513	Vanguard Global Capital Cycles Fund - Class Investor	329,734
		560,136
	FOREIGN GROWTH — 1.0%
3,859	New Economy Fund - Class R-6	352,457
6,183	Vanguard International Explorer Fund - Class Investor	135,787
		488,244
	FOREIGN VALUE — 0.6%
1,796	DFA International Small Cap Value Portfolio - Class Institutional	58,942
8,037	DFA International Value Portfolio - Class Institutional	250,498
		309,440
	GENERAL CORPORATE BOND — 5.7%
313,762	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,896,021
	GROWTH BROAD MARKET — 0.4%
3,013	New Perspective Fund - Class R-6	228,131
	GROWTH LARGE CAP — 0.0%
308	Nuveen Large Cap Growth Index Fund - Class R6	24,613
	HIGH YIELD BOND — 2.2%
111,712	American High-Income Trust - Class F-3	1,097,014
	VALUE MID CAP — 0.8%
9,166	DFA U.S. Targeted Value Portfolio - Class Institutional	398,347
	Total Mutual Funds
	(Cost $12,657,209)	13,083,665
	MONEY MARKET FUNDS — 3.6%
1,332,531	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	1,332,531
482,716	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.25%[1]	482,716
	Money Market Funds
	(Cost $1,815,247)	1,815,247

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
	TOTAL INVESTMENTS — 99.9%
	(Cost $47,649,637)	$50,397,808
	Other Assets in Excess of Liabilities — 0.1%	30,597
	TOTAL NET ASSETS — 100.0%	$50,428,405

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2026.